Derivative Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
12.	Derivative Instruments

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the years ended December 31, 2015 and 2014, as cash flow hedges.

As at December 31, 2015, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2016	2017
				(in thousands of U.S. Dollars)
Norwegian Kroner	590,000	(10,688)	7.62	54,577	22,896
Euro	11,103	(45)	0.91	12,153	—
Singapore dollar	22,442	(776)	1.36	16,537	—

		(11,509)		83,267	22,896

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

In connection with its issuance of NOK bonds, the Partnership has entered into cross currency swaps pursuant to which it receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s NOK bonds due from 2016 through 2019. In addition, the cross currency swaps due from 2016 through 2019 economically hedge the interest rate exposure on the NOK bonds due from 2016 through 2019. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK bonds due from 2016 through 2019. As at December 31, 2015, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability)	Remaining Term (years)
		Reference Rate	Margin
600,000	101,351	NIBOR	5.75%	7.49%	(36,504)	1.1
500,000	89,710	NIBOR	4.00%	4.94%	(33,714)	0.1
800,000	143,536	NIBOR	4.75%	6.07%	(56,985)	2.1
1,000,000	162,200	NIBOR	4.25%	6.42%	(56,124)	3.1

					(183,327)

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt.

As at December 31, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	950,000	(163,868)	6.7	3.9
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	1,268,357	(72,130)	5.7	2.6

		2,218,357	(235,998)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2015, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.

For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of losses on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2015
Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion
696	—	(1,050)	Interest expense

696	—	(1,050)

Year Ended December 31, 2013
Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion
6	—	—	Vessel operating expenses
—	(52)	(59)	General and administrative expenses

6	(52)	(59)

Year Ended December 31, 2014
Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion
—	—	—

—	—	—

As at December 31, 2015, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2015, these interest rate swaps and cross currency swaps had an aggregate fair value liability amount of $360.6 million (December 31, 2014 - $303.8 million). As at December 31, 2015, the Partnership had $60.5 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements (December 31, 2014 - $46.8 million). The deposit is presented in restricted cash and restricted cash - long-term on the consolidated balance sheets.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2015
Foreign currency contracts	80	—	—	(10,266)	(1,323)
Cross currency swap	—	—	(2,196)	(42,878)	(138,253)
Interest rate swaps	—	1,894	(7,827)	(148,312)	(81,753)

	80	1,894	(10,023)	(201,456)	(221,329)

As at December 31, 2014
Foreign currency contracts	—	—	—	(8,490)	(2,778)
Cross currency swap	—	—	(1,105)	(6,496)	(112,902)
Interest rate swaps	—	4,660	(8,742)	(70,332)	(142,074)

	—	4,660	(9,847)	(85,318)	(257,754)

Realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized (losses) gains on derivative instruments in the consolidated statements of income. The effect of the (losses) gains on these derivatives on the consolidated statements of income for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Realized losses relating to:
Interest rate swap termination	(10,876)	—	(31,798)
Interest rate swaps	(60,741)	(55,588)	(63,050)
Foreign currency forward contracts	(13,799)	(1,912)	(824)

	(85,416)	(57,500)	(95,672)

Unrealized gains (losses) relating to:
Interest rate swaps	11,952	(75,777)	133,488
Foreign currency forward contracts	(240)	(10,426)	(2,996)

	11,712	(86,203)	130,492

Total realized and unrealized (losses) gains on derivative instruments	(73,704)	(143,703)	34,820

Realized and unrealized (losses) gains of cross currency swaps are recognized in earnings and reported, including the impact of the partial termination of a cross currency swap in connection with the repurchase of NOK bonds, in foreign currency exchange loss in the consolidated statements of income. The effect of the (loss) gain on cross currency swaps on the consolidated statements of income for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Realized gain on partial termination of cross-currency swap	—	—	6,800
Realized (losses) gains	(10,140)	(1,992)	1,563
Unrealized losses	(61,734)	(93,953)	(38,596)

Total realized and unrealized losses on cross currency swaps	(71,874)	(95,945)	(30,233)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.